AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Principal Amount	Value
Corporate Bonds and Notes - 55.1%
Financials - 14.9%
Aircastle, Ltd. (Bermuda)
5.000%, 04/01/23	$446,000	$447,317
Ally Financial, Inc.
8.000%, 11/01/31	382,000	524,465
American Tower Corp.
4.400%, 02/15/26	438,000	500,424
Bank of America Corp.
Series MM, (4.300% to 01/28/25 then 3 month LIBOR + 2.664%), 4.300%, 01/28/25[1,2,3]	515,000	500,194
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	465,000	508,591
Boston Properties, LP
3.400%, 06/21/29	469,000	511,389
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[1,2,3]	692,000	751,547
CIT Group, Inc.
6.125%, 03/09/28	431,000	492,874
Crown Castle International Corp.
4.300%, 02/15/29	390,000	455,545
Equinix, Inc.
1.000%, 09/15/25[4]	510,000	506,959
The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3,5]	789,000	746,591
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30	515,000	494,395
Iron Mountain, Inc.
4.500%, 02/15/31[6]	230,000	232,593
JPMorgan Chase & Co.
2.950%, 10/01/26	479,000	527,546
Visa, Inc.
4.300%, 12/14/45	355,000	473,873

Total Financials		7,674,303
Industrials - 38.5%
AECOM
5.125%, 03/15/27	166,000	179,891
5.875%, 10/15/24	294,000	318,990
Apple, Inc.
2.900%, 09/12/27	459,000	515,249
ArcelorMittal, S.A. (Luxembourg)
6.125%, 06/01/25	441,000	508,610
AT&T, Inc.
4.250%, 03/01/27	443,000	514,907
Berry Global, Inc.
5.625%, 07/15/27[6]	242,000	254,554
	Principal Amount	Value

BorgWarner, Inc.
2.650%, 07/01/27	$474,000	$501,281
Campbell Soup Co.
2.375%, 04/24/30	493,000	513,506
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	443,000	512,738
Comcast Corp.
4.150%, 10/15/28	626,000	755,368
CommonSpirit Health
3.347%, 10/01/29	443,000	470,449
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	238,000	247,520
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 09/30/26	241,000	249,887
CVS Health Corp.
5.125%, 07/20/45	402,000	509,457
Dana, Inc.
5.375%, 11/15/27	15,000	15,403
5.625%, 06/15/28	467,000	483,235
Dell, Inc.
7.100%, 04/15/28[5]	408,000	497,901
Elanco Animal Health, Inc.
5.900%, 08/28/28[7]	448,000	519,120
Fidelity National Information Services, Inc.
Series 10Y, 4.250%, 05/15/28	428,000	513,487
The Ford Foundation
Series 2020, 2.415%, 06/01/50	488,000	503,971
The George Washington University
Series 2018, 4.126%, 09/15/48	523,000	644,387
HCA, Inc.
5.375%, 02/01/25	451,000	494,515
Johnson Controls International plc / Tyco Fire & Security Finance SCA (Ireland)
1.750%, 09/15/30	501,000	504,841
Lennar Corp.
4.750%, 05/30/25	232,000	253,805
Lowe's Cos., Inc.
4.000%, 04/15/25	457,000	519,342
Microsoft Corp.
2.525%, 06/01/50	372,000	391,480
Murphy Oil USA, Inc.
5.625%, 05/01/27	237,000	252,656
Netflix, Inc.
4.375%, 11/15/26	458,000	499,660
Newell Brands, Inc.
4.700%, 04/01/26[7]	463,000	493,757
Parker-Hannifin Corp.
3.250%, 06/14/29	453,000	508,283

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 38.5% (continued)
PulteGroup, Inc.
5.000%, 01/15/27	$235,000	$266,284
5.500%, 03/01/26	165,000	188,579
Raytheon Technologies Corp.
3.950%, 08/16/25	443,000	503,988
RELX Capital, Inc.
3.000%, 05/22/30	80,000	87,583
4.000%, 03/18/29	362,000	425,439
Service Corp. International
3.375%, 08/15/30	500,000	501,563
Sprint Corp.
7.125%, 06/15/24	438,000	504,519
Starbucks Corp.
2.550%, 11/15/30	479,000	509,917
Steel Dynamics, Inc.
2.400%, 06/15/25[5]	482,000	503,456
Sysco Corp.
2.400%, 02/15/30	481,000	484,032
Toll Brothers Finance Corp.
4.375%, 04/15/23	241,000	252,780
United Rentals North America Inc.
3.875%, 02/15/31	458,000	465,729
Verizon Communications, Inc.
3.875%, 02/08/29	399,000	473,022
VF Corp.
2.800%, 04/23/27	466,000	509,496
Wyndham Destinations, Inc.
5.650%, 04/01/24[7]	496,000	505,248
Xylem, Inc.
2.250%, 01/30/31	477,000	507,115

Total Industrials		19,837,000
Utilities - 1.7%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	495,000	502,247
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31[4]	395,000	393,888

Total Utilities		896,135

Total Corporate Bonds and Notes (Cost $27,324,510)		28,407,438
Municipal Bonds - 8.4%
California State General Obligation, School Improvements 7.550%, 04/01/39	570,000	998,497
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	700,000	755,412
JobsOhio Beverage System Series B, 4.532%, 01/01/35	5,000	6,425
	Principal Amount	Value

JobsOhio Beverage System, Series B 3.985%, 01/01/29	$325,000	$373,591
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	550,000	768,653
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	418,000	428,145
Metropolitan Transportation Authority 6.687%, 11/15/40	75,000	94,462
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	290,000	367,778
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	440,000	506,031

Total Municipal Bonds (Cost $4,034,700)		4,298,994
U.S. Government and Agency Obligations - 35.5%
Fannie Mae - 22.5%
FNMA
2.000%, 08/01/50	1,191,675	1,232,690
2.500%, 11/01/34 to 05/01/50	1,389,078	1,476,543
3.500%, 11/01/33 to 11/01/48	2,724,810	2,965,584
4.000%, 12/01/33 to 07/01/49	3,219,779	3,526,551
4.500%, 01/01/40 to 07/01/49	1,899,590	2,128,938
5.000%, 11/01/43	221,508	254,864

Total Fannie Mae		11,585,170
Freddie Mac - 9.2%
FHLMC
2.000%, 08/01/50	200,567	208,767
2.500%, 11/01/34 to 08/01/50	811,251	861,157
5.000%, 10/01/36	813,761	936,301
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	1,059,054	1,157,787
FHLMC Multifamily Structured Pass Through Certificates
Series K050, Class A2 3.334%, 08/25/25[3]	46,000	51,734
Series K071, Class A2 3.286%, 11/25/27	1,035,000	1,198,013
Series K076, Class A2 3.900%, 04/25/28	291,000	350,144

Total Freddie Mac		4,763,903
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds
4.500%, 02/15/36	1,279,000	1,937,435

Total U.S. Treasury Obligations		1,937,435

Total U.S. Government and Agency Obligations (Cost $17,533,429)		18,286,508

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Short-Term Investments - 2.7%
Joint Repurchase Agreements - 2.7%[8]
Bank of Montreal, dated 09/30/20, due 10/01/20, 0.080% total to be received $400,807 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 10/01/47 - 09/01/50, totaling $408,822)	$400,806	$400,806
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,400,806

Total Short-Term Investments (Cost $1,400,806)		1,400,806
Value

Total Investments - 101.7% (Cost $50,293,445)	$52,393,746
Other Assets, less Liabilities - (1.7)%	(868,072)
Net Assets - 100.0%	$51,525,674

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	All or part of this security is a delayed delivery transaction. The market value for delayed delivery securities at September 30, 2020, amounted to $900,847, or 1.8% of net assets.
[5]	Some of these securities, amounting to $1,353,076 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $487,147 or 0.9% of net assets.
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$28,407,438	—	$28,407,438
Municipal Bonds†	—	4,298,994	—	4,298,994
U.S. Government and Agency Obligations†	—	18,286,508	—	18,286,508
Short-Term Investments
Joint Repurchase Agreements	—	1,400,806	—	1,400,806
Total Investments in Securities	—	$52,393,746	—	$52,393,746

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,353,076	$1,400,806	—	$1,400,806
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.